CASH TRUST SERIES II

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 30, 2013

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: CASH TRUST SERIES II (the “Trust”)

FEDERATED TREASURY CASH SERIES II

1933 Act File No. 33-38550

1940 Act File No. 811-6269

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated July 31, 2013, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 29 on July 26, 2013.

If you have any questions regarding this certification, please contact me at (412) 288-8239.

Very truly yours,

/s/ Todd P. Zerega

Todd P. Zerega

Assistant Secretary